HSBC FUNDS

Supplement dated June 1, 2023
to the Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2023, as supplemented to date

HSBC ESG Prime Money Market Fund
(Class D Shares – HEDXX, Class I Shares – HEIXX, Intermediary Class Shares – HEGXX,
Intermediary Service Class – HETXX, Class Y Shares – HEYXX and Class P Shares – HPPXX)

The HSBC ESG Prime Money Market Fund has not yet commenced operations and therefore it is not currently being offered by HSBC Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SAI FOR FUTURE REFERENCE.

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